Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill by Reportable Operating Segment
Schedule of Goodwill

€ millions
Historical cost
1/1/2020	29,260
Foreign currency exchange differences	-2,010
Additions from business combinations	395
Retirements/disposals	-9
12/31/2020	27,636
Foreign currency exchange differences	1,838
Additions from business combinations	1,737
Retirements/disposals	-20
12/31/2021	31,191

Accumulated amortization
1/1/2020	101
Foreign currency exchange differences	-3
12/31/2020	98
Foreign currency exchange differences	3
12/31/2021	101

Carrying amount
12/31/2020	27,538
12/31/2021	31,090

Schedule of Goodwill by Operating Segment

€ millions	Applications,	Services	Concur	Qualtrics	Emarsys	Business	Total
	Technology &					Process
	Support					Intelligence
12/31/2020	20,844	355	3,307	2,637	395	NA	27,538
12/31/2021	26,074	367	NA	3,846	395	408	31,090

Summary of Goodwill Impairment Testing Key Assumptions and Detailed Planning Period

Percent, unless otherwise stated	Applications, Technology &		Services		Qualtrics		Emarsys		Business Process
	Support								Intelligence
	2021	2020	2021	2020	2021[1]	2020	2021	2020[2]	2021	2020
Budgeted revenue growth (average of the budgeted period)	8.4	5.4	0.4	3.4	NA	20.6	15.3	NA	31.7	NA
After-tax discount rate	8.8	8.8	7.9	7.2	NA	9.7	10.0	NA	11.5	NA
Terminal growth rate	3.0	3.0	0.0	3.0	NA	3.0	3.0	NA	3.0	NA
Detailed planning period (in years)	5	5	5	5	NA	13	12	NA	14	NA

[1]   As we are using Level 1 inputs for Qualtrics in 2021, no information on assumptions and the detailed planning period is presented.

[2]   No formal test was performed in 2020 as the acquisition was after the annual testing date. However, we performed a quantitative and qualitative analysis to monitor whether triggering events exist.

Applications Technology And Support, And Services Segment
Goodwill by Reportable Operating Segment
Summary of Goodwill Impairment Testing Sensitivity to Change in Assumptions

		Services
	2021	2020
Budgeted revenue growth (change in pp)	-0.8	-0.6
Target operating margin at the end of the budgeted period (change in pp)	-4	-2

Emarsys
Goodwill by Reportable Operating Segment
Summary of Goodwill Impairment Testing Sensitivity to Change in Assumptions

		Emarsys
	2021	20201
Budgeted revenue growth (change in pp)	-1.7	NA
Target operating margin at the end of the budgeted period (change in pp)	-14	NA

[1] No formal test was performed in 2020 as the acquisition was after the annual testing date. However, we performed a quantitative and qualitative analysis to monitor whether triggering events exist.

Business Process Intelligence
Goodwill by Reportable Operating Segment
Summary of Goodwill Impairment Testing Sensitivity to Change in Assumptions

Business Process Intelligence
2021
Budgeted revenue growth (change in pp)	-2.5
Target operating margin at the end of the budgeted period (change in pp)	-20